Accounts and Bills Receivable, net - Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts and Bills Receivable, net
Accounts receivable	$ 2,349	¥ 15,331	¥ 13,990
Less: Allowance for doubtful accounts	(74)	(485)	(833)
Accounts receivable, net of allowance for doubtful accounts	2,275	14,846	13,157
Bills receivable	2,689	17,547	13,803
Accounts and bills receivable, net	$ 4,964	¥ 32,393	¥ 26,960